System Fund	12 Months Ended
Dec. 31, 2019
Text block [abstract]
System Fund
3
3
. System Fund
System Fund revenues comprise:

	2019	2018	2017
	$m	$m	$m
Assessment fees and contributions received from hotels	1,036	979	934

Loyalty programme revenues a	337	254	308

	1,373	1,233	1,242

a	Loyalty programme revenue is shown net of the cost of point redemptions.
System Fund expenses include:

		2018	2017
	2019	R es tated	R es tated
	$m	$m	$m
Marketing	461	427	405

Payroll costs (note 4)	313	347	339

Depreciation and amortisation	54	49	41